Initial Public Offering (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended
Oct. 11, 2012
Initial Public Offering [Line Items]
Net proceed from initial public offering	$ 93,313
Initial public offering
Initial Public Offering [Line Items]
Issuance of shares, value per share	$ 17.00
Conversion of redeemable convertible preferred shares
Initial Public Offering [Line Items]
Shares issued	26,653,383
Company Stock | Initial public offering
Initial Public Offering [Line Items]
Shares issued	6,250,000
Selling Shareholders | Initial public offering
Initial Public Offering [Line Items]
Shares issued	2,734,375